Segment information	12 Months Ended
Mar. 31, 2018
Segment information
Segment information

5. Segment information

        For management purposes, the Group is organized into lines of business (LOBs) based on its products and services and has following reportable segments. The LOBs offer different products and services, and are managed separately because the nature of products and methods used to distribute the services are different. For each of these LOBs, Chief Executive Officer (CEO) reviews internal management reports. Accordingly, the Chief Executive Officer (CEO) is construed to be the Chief Operating Decision Maker (CODM). Segment revenue less service cost from each LOB's are reported and reviewed by the CODM on a monthly basis.

        The following summary describes the operations in each of the Group's reportable segments:

1.

Air Ticketing:    Through internet and mobile based platform and call-centers , the Group provides the facility to book and service international and domestic air tickets to ultimate customers through B2C (Business to Consumer), Business to Enterprise (B2E) and B2B2C (Business to Business to Consumer) channels. All these channels share similar characteristics as they are engaged in facilitation of air tickets. Management believes that it is appropriate to aggregate these channels as one reporting segment due to the similarities in the nature of business.

2.

Hotels and Packages:    Through an internet and mobile based platform, call-centers and branch offices, the group provides holiday packages and hotel reservations. For internal reporting purpose, the revenue related to Airline Ticketing issued as a component of group developed tour and package is assigned to Hotel and Package segment and is recorded on a gross basis. The hotel reservations form integral part of the holiday packages and, accordingly, management believes that it is appropriate to aggregate these services as one reportable segment due to similarities in the nature of services.

3.

Other operations primarily include the advertisement income from hosting advertisements on its internet web-sites, income from sale of coupons and vouchers, income from sale of rail and bus tickets and income from facilitating website access to travel insurance companies. The operations do not meet any of the quantitative thresholds to be a reportable segment for any of the periods presented in these consolidated financial statements.

Information about Reportable Segments:

	Air Ticketing			Hotels and Packages			Others			Total
	March 31,			March 31,			March 31,			March 31,
Particulars	2016	2017	2018	2016	2017	2018	2016	2017	2018	2016	2017	2018
Revenue	2,876,688	3,656,976	5,012,931	5,225,136	5,326,414	6,628,236	243,410	373,423	607,346	8,345,234	9,356,813	12,248,513
Service cost	—	—	—	(4,164,352)	(4,179,486)	(4,930,757)	—	—	—	(4,164,352)	(4,179,486)	(4,930,757)

Segment results	2,876,688	3,656,976	5,012,931	1,060,784	1,146,928	1,697,479	243,410	373,423	607,346	4,180,882	5,177,327	7,317,756
Other income										26,662	25,282	90,001
Unallocated expenses										(5,178,758)	(6,790,437)	(10,342,290)

Operating loss (before depreciation and amortization)										(971,214)	(1,587,828)	(2,934,533)
Finance cost										(111,973)	(149,863)	(153,056)
Depreciation and amortization										(233,703)	(275,587)	(425,600)
Finance income										95,072	139,158	91,912
Share of loss of joint venture										(11,802)	(9,441)	(10,559)
Change in fair value of warrants										(3,167)	230,111	(563,253)
Listing and related expenses (refer note 44)										—	(4,242,526)	—

Loss before taxes										(1,236,787)	(5,895,976)	(3,995,089)
Tax expense										(6,515)	(40,987)	(56,887)

Loss for the year										(1,243,302)	(5,936,963)	(4,051,976)

        Assets and liabilities are not identified to any reportable segments, since the Group uses them interchangeably across segments and, consequently, the Management believes that it is not practicable to provide segment disclosures relating to total assets and liabilities.

Geographical information:

        Given that Company's products and services are available on a technology platform to customers globally, consequently, the necessary information to track accurate geographical location of customers is not available.

        Non-current assets are disclosed based on respective physical location of the assets:

	Non-current Assets*
	March 31, 2017	March 31, 2018
India	1,734,022	2,454,884
Others	16,728	12,073

Total	1,750,750	2,466,957

*	Non-current assets presented above represent property, plant and equipment and intangible assets and goodwill.

Major customers:

        Considering the nature of business, customers primarily include individuals. Further, none of the corporate and other customers account for more than 10% or more of the Group's revenues.